Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Summary of Effect of Share-Based Payments on Entity's Profit or Loss

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Expense arising from share-based payment transactions:
Included in selling, general and administrative expenses	20.7	15.6	5.1	6.6
Included in research and development expenses	2.6	2.3	2.2	2.7

	23.3	17.9	7.3	9.3

Equity settled share-based payment expense	23.3	17.8	7.2	9.2
Cash settled share-based payment expense*	—	0.1	0.1	0.1

	23.3	17.9	7.3	9.3

*	The total liability as at 31 December 2022 was £0.2m (31 December 2021: £0.2m) of which less than £0.1m (31 December 2021: less than £0.1m) relates to options which have vested.

Summary of Number and Weighted Average Exercise Prices of Share Options
Share option plans: SOS and CSOP

	Year ended 31 December 2022		Year ended 31 December 2021
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	391,817	726.5	621,755	507.9
Forfeited	(8,445)	843.9	(57,329)	727.3
Exercised	(136,709)	697.6	(172,609)	753.5

Outstanding at end of year / period	246,663	738.5	391,817	726.5

Number of options exercisable at end of year / period	246,663	738.5	391,817	726.5

	Six months ended 31 December 2020		Year ended 30 June 2020
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	701,272	559.7	947,948	640.1
Forfeited	(20,823)	1,500.1	(72,526)	1,259.1
Exercised	(58,694)	774.0	(174,150)	706.4

Outstanding at end of year / period	621,755	507.9	701,272	559.7

Number of options exercisable at end of year / period	519,442	703.1	519,442	661.7

Summary of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

	Grant year	Year ended 31 December 2022		Year ended 31 December 2021
		Number outstanding	Weighted average remaining contract life	Number outstanding	Weighted average remaining contract life
180.8p-464.0p	Prior to 2016	71,883	1.5 years	122,688	2.2 years
598.0p	2016	38,946	2.8 years	59,852	3.8 years
851.0p	2017	61,003	3.8 years	94,632	4.8 years
1,020.0p	2018	74,831	4.8 years	114,645	5.8 years

		246,663	3.3 years	391,817	4.2 years

	Grant year	Six months ended 31 December 2020		Year ended 30 June 2020
		Number outstanding	Weighted average remaining contract life	Number outstanding	Weighted average remaining contract life
180.8p-464.0p	Prior to 2016	184,725	2.9 years	197,901	3.4 years
598.0p	2016	99,780	4.8 years	111,033	5.3 years
851.0p	2017	137,463	5.8 years	161,372	6.3 years
1,020.0p	2018	199,787	6.8 years	230,966	7.3 years

		621,755	5.1 years	701,272	5.7 years

Summary of Weighted Average Exercise Price of Share Options in Share Based Payment Arrangement Exercised during Period at Date of Exercise

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average share price at date of exercise	1,322.6p	1,589.0p	1,396.4p	1,329.2p

Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments
Share award plans: LTIP and DSA

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	1,005,345	1,271,179	1,085,162	988,127
Granted	460,018	142,314	462,460	470,834
Forfeited	(195,221)	(167,298)	(131,099)	(121,127)
Exercised	(257,815)	(240,850)	(145,344)	(252,672)

Outstanding at end of year / period	1,012,327	1,005,345	1,271,179	1,085,162

Number of options exercisable at end of year / period	95,245	63,759	65,380	72,760

Summary of Other Equity Instruments in Share Based Payment Arrangement

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average fair value of awards granted	1,169.9p	1,380.1p	1,398.1p	1,208.3p
Weighted average share price at date of exercise	1,370.4p	1,642.1p	1,329.6p	1,185.2p
Weighted average remaining contractual life	3.2 years	4 years	4.3 years	3.3 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2022
	LTIP 14-Sep-2022	LTIP 18-May 2022	LTIP 18-May 2022	DSA 2 5 -Mar 2022
Share price at grant (pence)	1,383.0	1,104.0	1,104.00	1,358.0
Expected volatility	33%	31%	32%	35%
Contractual life (years)	Less than 1 year	1 year	2 years	2 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Risk-free interest rate	2.66%	1.38%	1.47%	1.43%

	Year ended 31 December 2021
	LTIP 1 Dec 2021	LTIP 1 Dec 2021	DSA 26 Oct 2021
Share price at grant (pence)	1,699.0	1,699.0	1,337.0
Expected volatility	34%	33%	33%
Contractual life (years)	3.5 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	0.52%	0.43%	(0.06)%

	Six months ended 31 December 2020
	LTIP 7 Dec 2020	LTIP 7 Dec 2020	DSA 26 Oct 2020
Share price at grant (pence)	1,397.0	1,397.0	1,435.0
Expected volatility	36%	36%	35%
Contractual life (years)	3 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	(0.07)%	(0.07)%	(0.06)%

	Year ended 30 June 2020
	LTIP 14 Nov 2019	LTIP 9 Mar 2020	LTIP 9 Mar 2020	LTIP 9 Mar 2020	DSA 25 Oct 2019
Share price at grant (pence)	1,245.0	1,157.0	1,157.0	1,157.0	1,152.0
Expected volatility	30%	37%	35%	31%	30%
Contractual life (years)	3 years	1 year	2 years	3 years	3 years
Expected dividend yield	0.82%	0.88%	0.88%	0.88%	0.88%
Risk-free interest rate	0.47%	0.17%	0.11%	0.09%	0.44%

Profitable Growth Incentive Plan Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number
Outstanding at beginning of year / period	4,873,002	—
Granted	1,116,996	4,875,141
Forfeited	(137,025)	(2,139)

Outstanding at end of year / period	5,852,973	4,873,002

Number of options exercisable at end of year / period	—	—

Summary of Other Equity Instruments in Share Based Payment Arrangement

	Year ended 31 December 2022	Year ended 31 December 2021
Weighted average fair value of awards granted	1,382.0p	1,360.4p
Weighted average remaining contractual life	2.6 years	3.4 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current and prior periods were as follows:

Year ended 31 December 2022
PGIP 14-Sep 2022
Share price at grant (pence)	1,383.0p
Expected volatility	34%
Contractual life (years)	3 years
Expected dividend yield	0.0%
Risk-free interest rate	3.0%

	Year ended 31 December 2021
	PGIP 14 July 2021	PGIP 14 Sep 2021
Share price at grant (pence)	1,341.0	1,508.0
Expected volatility	34%	35%
Contractual life (years)	4 years	4 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.24%	0.27%

Ab Share Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	2,001,505	1,723,183	1,564,167
Granted	110,633	345,510	348,425
Forfeited	(306,059)	(65,802)	(187,715)
Exercised	(1,806,079)	(1,386)	(1,694)

Outstanding at end of year / period	—	2,001,505	1,723,183

Number of options exercisable at end of year / period	—	—	—

Summary of Other Equity Instruments in Share Based Payment Arrangement

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average fair value of awards granted	1,280.2p	1,288.9p	1,137.8p
Weighted average remaining contractual life	—	0.9 years	1.4 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period
The inputs into the models for awards granted in the current year were as follows:

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020

Share price at grant (pence)	1,345.0	1,397.0	1,244.6
Expected volatility	32%	39%	34%
Contractual life (years)	0.5 years	1 year	2 years
Expected dividend yield	0.00%	0.00%	0.82%
Risk-free interest rate	0.00%	(0.06)%	0.52%

Share Incentive Plan Awards [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

	Number of free shares
	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	232,390	273,852	302,023	351,187
Forfeited	—	(493)	(657)	(7,423)
Exercised	(60,877)	(40,969)	(27,514)	(41,741)

Outstanding at end of year / period	171,513	232,390	273,852	302,023

Number of options exercisable at end of year / period	171,513	232,390	273,852	215,268

	Number of matching shares
	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	59,890	71,381	77,534	88,539
Forfeited	—	(692)	(597)	(2,203)
Exercised	(16,223)	(10,799)	(5,556)	(8,802)

Outstanding at end of year / period	43,667	59,890	71,381	77,534

Number of options exercisable at end of year / period	43,667	59,890	71,381	72,009

Abcam Growth Plan [Member]
Statements [Line Items]
Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments

Year ended 31 December 2022 Number
Outstanding at beginning of year / period	—
Granted	1,765,344
Forfeited	(223,127)
Exercised	—

Outstanding at end of year / period	1,542,217

Number of options exercisable at end of year / period	—

Summary of Other Equity Instruments in Share Based Payment Arrangement

Year ended 31 December 2022
Weighted average fair value of awards granted	1,398.6p
Weighted average share price at date of exercise	—
Weighted average remaining contractual life	1.9 years

Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period	The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2022
	AGP 01 Jul 2022	AGP 01 Jul 2022	AGP 29 Mar 2022	AGP 29 Mar 2022
Share price at grant (pence)	1,202.0p	1,202.0p	1,406.0p	1,406.0p
Expected volatility	32%	34%	28%	35%
Contractual life (years)	1 year	3 years	1 year	3 years
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Risk-free interest rate	1.6%	1.7%	1.2%	1.4%